Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,685,000
Previously Paid Amount	8,678.47
Total Fee Amount	8,678.47
Total Offset Amount	0
Net Fee	$ 0